SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Share Capital
Fair value at grant date (in CAD per share) | (per share)	$ 0.56	$ 0.75	$ 3.27	$ 4.20	$ 0.32	$ 0.42
Risk-free interest rate	3.47%	3.47%	0.42%	0.42%	0.30%	0.30%
Expected life of options	5 years	5 years	4 years	4 years	4 years	4 years
Annual dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility	97.00%	97.00%	90.00%	90.00%	82.00%	82.00%
Forfeiture rate	14.00%	14.00%	3.00%	3.00%	3.00%	3.00%